Other Operating Expense	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Other Income And Expenses [Abstract]
Other Operating Expense

16. Other Operating Expense

Other operating expense for the three and nine month periods ending September 30, 2013 was $0 million and $39 million, respectively. These amounts included fees paid to our Sponsor including the management service termination fee of $35 million paid in the second quarter of 2013. Other operating (income) expense for the three and nine month periods ending September 30, 2012 was $2 million of income and $41 million of expense, respectively. Other operating expense for the Predecessor period ended February 14, 2012 was $1 million. These amounts are primarily related to the 2012 Acquisition and include fees paid to our Sponsor and Acquisition-related consulting fees of approximately $43 million paid in the first and second quarter of 2012, as well as legal fees and general advisory fees paid to unrelated parties.

17. Other Operating Expenses

Other operating expense for the successor period ending December 31, 2012 was $49 million. Other operating expenses for the Predecessor period ended February 14, 2012 was $1 million. Other operating expenses for the periods ended December 31, 2011 and 2010 were $16 million and $2 million, respectively. These amounts are all related to the recent transaction and include fees paid to our Sponsor, Legal fees and general advisory fees.